Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	CANADIAN NATURAL RESOURCES LIMITED
Entity Common Stock, Shares Outstanding (in shares)	1,183,866,290
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Central Index Key	0001017413
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Emerging Growth Company	false